Ordinary shares, share premium, and other equity - Disclosure of called up share capital, allotted and fully paid (Details) - GBP (£) £ in Millions, shares in Millions		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Reconciliation of equity instruments [Roll Forward]
Beginning balance, equity		£ 71,864		£ 69,260		£ 70,041
Issued to staff under share incentive plans		977		621		546
Repurchase of shares		(1,760)		(1,257)		(1,508)
Other movements		(34)		14		(13)
Ending balance, equity		72,481		71,864		69,260
Total share capital and share premium
Reconciliation of equity instruments [Roll Forward]
Beginning balance, equity		4,288	[1]	4,373	[1]	4,536
Issued to staff under share incentive plans		103	[1]	124	[1]	70
AT1 securities issuance		0		0
AT1 securities redemption		0		0
Repurchase of shares		(205)	[1]	(209)	[1]	(233)
Other movements		0		0
Ending balance, equity	[1]	4,186		4,288		4,373
Other equity instruments
Reconciliation of equity instruments [Roll Forward]
Beginning balance, equity		13,259	[1]	13,284	[1]	12,259
Issued to staff under share incentive plans		0		0
AT1 securities issuance		1,598		3,140
AT1 securities redemption		(2,753)		(3,170)
Repurchase of shares				0
Other movements		(29)	[1]	5	[1]	(7)
Ending balance, equity	[1]	£ 12,075		£ 13,259		£ 13,284
Ordinary shares
Reconciliation of number of shares outstanding [abstract]
Beginning balance (in shares)		15,155		15,871
Issued to staff under share incentive plans (in shares)		83		121
Repurchase of shares (in shares)		(818)		(837)
Ending balance (in shares)		14,420		15,155		15,871
Ordinary shares | Ordinary share capital
Reconciliation of equity instruments [Roll Forward]
Beginning balance, equity		£ 3,789		£ 3,968
Issued to staff under share incentive plans		21		30
AT1 securities issuance		0		0
AT1 securities redemption		0		0
Repurchase of shares		(205)		(209)
Other movements		0		0
Ending balance, equity		3,605		3,789		£ 3,968
Ordinary shares | Ordinary share premium
Reconciliation of equity instruments [Roll Forward]
Beginning balance, equity		499		405
Issued to staff under share incentive plans		82		94
AT1 securities issuance		0		0
AT1 securities redemption		0		0
Repurchase of shares		0		0
Other movements		0		0
Ending balance, equity		£ 581		£ 499		£ 405

[1]	For further details refer to Note 27.